Lease Prepayments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Lease Prepayments [Line Items]
Approximate aggregate carrying value of certain land use rights mortgaged for certain bank borrowings	¥ 90	¥ 79
In the process of applying for certain title/right certificates [member]
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 827	866
Bottom of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	30 years
Top of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	70 years
Land use rights [member]
Disclosure of Lease Prepayments [Line Items]
Amortization	¥ 78	¥ 75	¥ 64